Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Accounts Receivable, Net
Accounts receivable, net, are analyzed as follows:

			December 31,
	Note		2019	2020
			RMB	RMB
Third parties			24,438	23,688
China Telecom Group	(i	)	1,188	1,784
China Tower (See definition in Note 14)			5	23
Other telecommunications operators in the PRC			550	441

			26,181	25,936
Less: Allowance for credit losses			(4,692)	(4,434)

			21,489	21,502

Note:
(i)	China Telecommunications Corporation together with its subsidiaries other than the Group are referred to as “China Telecom Group”.

Telephone and Internet subscribers [member]
Statement [LineItems]
Summary of Accounts Receivable, Net
Aging analysis of accounts receivable from telephone and Internet subscribers based on the billing dates is as follows:

	December 31,
	2019	2020
	RMB	RMB
Current, within 1 month	7,545	7,068
1 to 3 months	1,777	1,601
4 to 12 months	1,822	1,481
More than 12 months	1,002	921

	12,146	11,071
Less: Allowance for credit losses	(2,803)	(2,438)

	9,343	8,633

Other telecommunications operators and enterprise customers [member]
Statement [LineItems]
Summary of Accounts Receivable, Net
Aging analysis of accounts receivable from other telecommunications operators and enterprise customers based on dates of rendering of services is as follows:

	December 31,
	2019	2020
	RMB	RMB
Current, within 1 month	4,701	5,331
1 to 3 months	2,964	2,785
4 to 12 months	3,768	3,801
More than 12 months	2,602	2,948

	14,035	14,865
Less: Allowance for credit losses	(1,889)	(1,996)

	12,146	12,869